Fair Value of Financial Instruments and Interest Rate Risk - Schedule of Fair Value Measurements of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 1,402,508	$ 1,341,242	$ 1,480,449
Derivatives-liabilities	48,814	13,092	1,526
Fair value loans and written loan commitments	1,060,598	985,411	841,862
Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,402,508	1,341,242	1,480,449
Derivative-assets	27	19	375
Derivatives-liabilities	48,814	13,092	1,526
Fair value loans and written loan commitments	1,060,598	985,411	841,862
Fair value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	275,477	222,725	0
Derivative-assets	0	0	0
Derivatives-liabilities	0	0	0
Fair value loans and written loan commitments	0	0	0
Fair value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,125,073	1,116,488	1,478,206
Derivative-assets	27	19	375
Derivatives-liabilities	48,814	13,092	1,526
Fair value loans and written loan commitments	1,060,598	985,411	841,862
Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,958	2,029	2,243
Derivative-assets	0	0	0
Derivatives-liabilities	0	0	0
Fair value loans and written loan commitments	0	0	0
U.S. Treasury securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	275,477	222,725	0
U.S. Treasury securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	275,477	222,725	0
U.S. Treasury securities | Fair value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	275,477	222,725	0
U.S. Treasury securities | Fair value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0	0
U.S. Treasury securities | Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0	0
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,044,021	1,103,415	1,459,444
Mortgage-backed securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,044,021	1,103,415	1,459,444
Mortgage-backed securities | Fair value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0	0
Mortgage-backed securities | Fair value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,044,021	1,103,415	1,459,444
Mortgage-backed securities | Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0	0
States and political subdivision securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,108	2,189	3,532
States and political subdivision securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,108	2,189	3,532
States and political subdivision securities | Fair value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0	0
States and political subdivision securities | Fair value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	150	160	1,289
States and political subdivision securities | Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,958	2,029	2,243
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	5,062	11,873	12,013
Corporate debt securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	5,062	11,873	12,013
Corporate debt securities | Fair value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0	0
Corporate debt securities | Fair value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	5,062	11,873	12,013
Corporate debt securities | Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0	0
Other | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,039	1,040	5,460
Other | Fair value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0	0
Other | Fair value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,039	1,040	5,460
Other | Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0	$ 0
U.S. Agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	74,801	0
U.S. Agency securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	74,801	0
U.S. Agency securities | Fair value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	0	0
U.S. Agency securities | Fair value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	74,801	0
U.S. Agency securities | Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 0	$ 0